Goodwill and Intangible Assets - Schedule of Expected Amortization (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 263
2023	238
2024	212
2025	185
2026	$ 166